Premises and Equipment - Schedule of Minimum Obligation under All Non-Cancellable Lease Agreements (Detail) $ in Thousands	Mar. 31, 2016 USD ($)
Property Plant And Equipment [Abstract]
2017	$ 601
2018	553
2019	395
2020	314
2021	209
Thereafter	988
Total	$ 3,060